Retirement Benefits (Weighted Average Actuarial Assumptions Used To Determine Health Care Benefit Obligations for the Plans) (Details) (Postretirement Health Care Benefits Plan)	Dec. 31, 2013	Dec. 31, 2012
Postretirement Health Care Benefits Plan
Defined Benefit Plan Disclosure [Line Items]
Discount rate for obligations	4.65%	3.80%